Leases - Summary of Right-of-use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance - right of use assets	$ 138	$ 143
Changes in right-of-use assets [abstract]
Depreciation	(52)	(48)
Additions	116	43
Acquisition through business combination	15	1
Derecognition	(1)
Effects of movement in exchange rates	2	(1)
Ending balance - right of use assets	218	138	$ 143
Amounts recognized in profit or loss
Interest on lease liabilities	17	12	13
Property
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance - right of use assets	108	119
Changes in right-of-use assets [abstract]
Depreciation	(31)	(29)
Additions	37	17
Acquisition through business combination	15	1
Derecognition	(1)
Effects of movement in exchange rates	4
Ending balance - right of use assets	132	108	119
Motor vehicles
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance - right of use assets	30	24
Changes in right-of-use assets [abstract]
Depreciation	(21)	(19)
Additions	79	26
Acquisition through business combination	0	0
Derecognition	0	0
Effects of movement in exchange rates	(2)	(1)
Ending balance - right of use assets	$ 86	$ 30	$ 24